Properties (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Property, Plant, Equipment

In millions		December 31, 2013			December 31, 2012
	Depreciation		Accumulated			Accumulated
	rate	Cost	depreciation	Net	Cost	depreciation	Net
Track and roadway (1)	2%	$27,833	$7,103	$20,730	$26,209	$6,948	$19,261
Rolling stock	4%	5,193	1,894	3,299	4,989	1,785	3,204
Buildings	2%	1,392	521	871	1,275	492	783
Information technology (2)	12%	1,000	455	545	976	427	549
Other	6%	1,388	606	782	1,273	529	744
Total properties including capital leases		$36,806	$10,579	$26,227	$34,722	$10,181	$24,541

(1)	Includes the cost of land of $1,911 million and $1,766 million as at December 31, 2013 and December 31, 2012, respectively.

(2)	The Company capitalized $85 million in 2013 and $93 million in 2012 of internally developed software costs pursuant to FASB ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”

Capital Lease Disclosure

Capital leases included in properties
Track and roadway (3)	$417	$58	$359	$417	$53	$364
Rolling stock	982	358	624	1,222	353	869
Buildings	109	21	88	109	18	91
Other	102	22	80	91	17	74
Total capital leases included in properties	$1,610	$459	$1,151	$1,839	$441	$1,398

(3)	Includes $108 million of right-of-way access in both years.